Summary of Significant Accounting Policies - Schedule of Disaggregation of the Company’s Revenues from Continuing Operations (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Battery cells and packs segment
Net revenues	$ 6,565,367	$ 6,803,962
Battery Cells and Packs Segment [Member]
Battery cells and packs segment
Net revenues	5,518,183	5,847,751
Electronic Control System and Intelligent Robots Sales Segment [Member]
Battery cells and packs segment
Net revenues	636,356	739,390
Maintenance services [Member]
Battery cells and packs segment
Net revenues	360,350	175,627
Other services [Member]
Battery cells and packs segment
Net revenues	$ 50,478	$ 41,194